LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2019
Schedule of Long-term Investments
Long-term investments consisted of the following:

	As of September 30,
	2018	2019
	US$	US$
Equity securities without readily determinable fair value:
Beijing teacheredu.cn Science & Technology Co., Ltd. (“Beijing teacheredu”) (a)	11,655	11,199
Beijing Yousian Technology Co., Ltd. (“Beijing Yousian”) (b)	3,276	—
Other equity securities without readily determinable fair value	1,997	762
Equity method investments:
Hangzhou Wanting Technology Co., Ltd. (“Hangzhou Wanting”) (c)	6,819	—
Beijing Champion Yuanjian Education Technology Co., Ltd. (“Yuanjian”) (d)	—	2,488
Other equity method investments (e)	3,115	2,590
Available-for-sale securities investments:
Chongqing Moses Robots Co., Ltd. (“Chongqing Moses Robots”) (f)	3,494	4,617
Beijing Niuke Technology Co., Ltd (“Niuke Technology”) (g)	2,326	2,434
Other available-for-sale investments (h)	1,155	1,289

Total	33,837	25,379

(a)
In December 2017, the Group entered into a share transfer agreement with certain shareholders of Beijing teacheredu, an organization specialized in teacher’s continuing education, to purchase 14.5% equity interest for a consideration of RMB80.0 million (US$11,119). The investment was classified as a cost method investment before the adoption of
ASU 2016-01
because it was not
in-substance
common share for the years ended September 30, 2018. After the adoption of
ASU 2016-01,
the Group accounted for the equity investments using the measurement alternative when the equity method is not applicable and there is no readily determinable fair value for the investments. For the years ended September 30, 2017, 2018 and 2019, no impairment loss was recorded in regard to the investment.

(b)
In March 2018, the Group entered into an investment arrangement with certain shareholders of Beijing Yousian, an offline information technology training and recruiting service provider, to acquire 15% of Beijing Yousian’s equity interest for a consideration of RMB22.5 million (US$3,276). The investment was classified as a cost method investment before the adoption of ASU
2016-01
as the Group determined that the preferred shares were not
in-substance
common share due to certain liquidation preferences. In addition, the investment agreement between the Group and Beijing Yousian includes a call option. With the assistance of an independent appraiser, the Company estimated the fair value of the call option to approximate RMB3.3 million (US$632), which was accounted as a cost method investment and carried initially at its fair value.

In June 2019, the Group exercised its call option and redeemed all of the equity interest of Beijing Yousian.

(c)
In January, August and September 2017, the Group invested an aggregated of RMB33.2 million (US$4,986) in exchange for preferred shares representing 20.72% equity interest in Hangzhou Wanting. Hangzhou Wanting offers comprehensive simulation-based learning platform to college students to master critical engineering and construction skills. The investment was classified as a cost method investment before adoption of ASU
2016-01,
as the Group determined that the preferred shares were not
in-substance
common share due to certain liquidation preferences.

In December 2017, the Group further entered into a share transfer agreement with certain shareholders of Hangzhou Wanting, to purchase an additional 10% equity interest in Hangzhou Wanting, with redemption right, for a consideration of RMB16.0 million (US$2,405). Upon the expiration of the redemption right in April 2018, its preferred shares became in-substance
common shares. The Group applied equity method to account for the investment, because the Group has the ability to exercise significant influence but does not have control over the investee. The Group shared loss of US$359 and US$309 from Hangzhou Wanting for the year ended September 30, 2018 and 2019, respectively.
During the year ended September 30, 2019, the Group determined that Hangzhou Wanting Technology encountered going concern issue due to its failure to obtain a new round capital investment, poor operating result and insufficient future net cash flow. As a result, the Group fully impaired the investment and US$6,374 was recorded in impairment loss from long-term investments during the year ended September 30, 2019.

(d)
On December 29, 2018, the Group entered into a Share Transfer Agreement with Beijing Zhengbao TongChuang Technology Co., Ltd (“TongChuang”) and Beijing Zhengbao TongCheng Co., Ltd (“TongCheng”), to transfer 60% equity interest of Champion Tax Advisory to its key employees, for a total consideration of RMB35.9 million (US$5,020) (refer to note 17). Upon the completion of the share transfer, the Group holds 40% of the Champion Tax Advisory, which was subsequently renamed as Yuanjian. The Group maintains significant influence over Yuanjian, and therefore, the remaining 40% equity interest retained was accounted for as an equity method investment. The Group shared loss of US$658 from Yuanjian during the year ended September 30, 2019.

(e)
The other equity method investments represent several insignificant investments classified as equity method investments as of September 30, 2018 and 2019. During the years ended September 30, 2017, 2018 and 2019, the Group recorded share of net loss (income) amounting US$153, US$(61) and US$47, respectively.

(f)
In November 2017, the Group entered into a capital contribution agreement with Chongqing Moses Robots, an industrial automation solution provider, and its shareholders to purchase 10.0% equity interest for a consideration of RMB10.0 million (US$1,503), with certain redemption features. The investment was classified as available-for-sale
security as the Group determined that the shares were debt securities in nature due to the redemption features and measured the investment subsequently at fair value. Chongqing Moses Robots did not achieve pre-agreed
performance target, as a result, one of the redemption events was triggered. As part of the redemption process, the Group and the investee agreed to exchange the cash redemption for a 5% additional equity interest issued by the founding shareholders to the Group. As a result, the Group further increased its equity interest in Chongqing Moses Robots to 15%. Unrealized holding gain of US$1,917 and US$1,070 was reported in other comprehensive loss for the years ended September 30, 2018 and 2019, respectively.

(g)
In September 2016, the Group purchased 8.5% equity in Niuke Technology for RMB4.3 million (US$639). In April 2018, Niuke Technology issued additional shares of which the Group subscribed additional 3% equity interest for RMB4.5 million (US$655), resulting in a 10.65% stake of total ownership. The Group accounted for both the initial and subsequent investments as available-for-sales
as the Group determined that the shares were debt securities in nature due to certain redemption features. The Group initially and subsequently measured the investment at fair value. Unrealized holding gain of US$884 and US$170 were reported in other comprehensive loss for the years ended September 30, 2018 and 2019, respectively.

(h)
Other investments represent several insignificant investments classified as available-for-sale
investments as of September 30, 2018 and 2019. Unrealized holding gains of US$218 and US$135 were reported in other comprehensive loss for the years ended September 30, 2018 and 2019, respectively.